SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Equivalents and Concentration of Credit Risk (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents in bank deposit	$ 250,000	$ 250,000